                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO
                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERMENT TAXADVANTAGE PORTFOLIO
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   STIT-QTR-1 11/07   A I M Advisors, Inc.

Liquid Assets Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
                                           MATURITY     (000)          VALUE
                                           --------   ---------   --------------
COMMERCIAL PAPER-32.78%(A)

ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES-2.13%

Amstel Funding Corp.
   (Acquired 10/26/07; Cost $81,971,261)
   4.85%(b)(c)                             01/29/08   $  83,000   $   82,340,265
   (Acquired 10/01/07; Cost $98,858,889)
   5.20%(b)(c)                             12/19/07     100,000       99,740,000
   (Acquired 09/27/07; Cost $91,851,885)
   5.23%(b)(c)                             12/14/07      92,891       92,715,565
Atlantis One Funding Corp.
   (Acquired 10/22/07; Cost $49,571,250)
   4.90%(b)(c)                             12/24/07      50,000       49,843,472
   (Acquired 10/23/07; Cost $113,539,372)
   4.97%(b)(c)                             01/23/08     115,000      114,158,552
   (Acquired 11/27/07; Cost $69,033,106)
   5.29%(b)(c)                             02/29/08      70,000       69,074,250
                                                                  --------------
                                                                     507,872,104
                                                                  --------------
ASSET-BACKED SECURITIES - FULLY
   BACKED-2.17%

Curzon Funding Ltd./LLC
   (CEP-American Insurance Group, Inc.)
   (Acquired 11/02/07-11/06/07; Cost
   $98,756,356)
   4.87%(c)                                02/04/08     100,000       99,117,444
   (Acquired 10/30/07; Cost $49,376,444)
   4.88%(c)                                01/30/08      50,000       49,593,333
   (Acquired 10/24/07; Cost $98,326,167)
   4.98%(c)                                02/22/08     100,000       98,851,833
   (Acquired 11/20/07; Cost $79,833,333)
   5.00%(c)                                12/05/07      80,000       79,955,556
   (Acquired 10/23/07-10/24/07; Cost
   $187,584,972)
   5.05%(c)                                01/23/08     190,000      188,586,078
                                                                  --------------
                                                                     516,104,244
                                                                  --------------

                                                      PRINCIPAL
                                                        AMOUNT
                                           MATURITY     (000)          VALUE
                                           --------   ---------   --------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-8.67%

Concord Minutemen Capital Co., LLC
   -Series A, (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 11/06/07; Cost $93,654,035)
   5.05%(c)                                02/15/08   $  95,000   $   93,987,194
Crown Point Capital Co., LLC -Series A
   (Multi CEP's-Liberty Hampshire Co.,
   LLC; agent)
   (Acquired 10/25/07; Cost $50,080,237)
   5.05%(c)                                01/25/08      50,735       50,343,565
   (Acquired 05/21/07; Cost $96,270,139)
   5.13%(c)                                02/07/08     100,000       99,031,944
Govco LLC (Multi-CEP's-Government
   sponsored entities)
   (Acquired 10/09/07; Cost $98,901,500)
   5.07%(c)                                12/26/07     100,000       99,647,917
Legacy Capital Co., LLC -Series A
   (Multi CEP's-Liberty Hampshire Co.,
   LLC; agent)
   (Acquired 10/24/07; Cost
   $100,013,727)
   5.10%(c)                                01/25/08     101,349      100,559,322
   (Acquired 10/17/07; Cost
   $125,419,953)
   5.12%(c)                                12/13/07     126,445      126,229,201
   (Acquired 05/17/07; Cost $78,962,601)
   5.16%(c)                                12/03/07      81,293       81,269,696
Lexington Parker Capital Co., LLC
   (Multi CEP's-Liberty Hampshire Co.,
   LLC; agent)
   (Acquired 10/30/07; Cost $83,737,750)
   4.95%(c)                                02/15/08      85,000       84,111,750
   (Acquired 10/24/07; Cost $75,208,391)
   4.95%(c)                                12/21/07      75,813       75,604,514

Liquid Assets Portfolio

                                                      PRINCIPAL
                                                        AMOUNT
                                           MATURITY     (000)          VALUE
                                           --------   ---------   --------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)

   (Acquired 10/25/07; Cost $98,709,444)
   5.05%(c)                                01/25/08   $ 100,000   $   99,228,472
   (Acquired 10/15/07; Cost $25,216,819)
   5.10%(c)                                12/14/07      25,433       25,386,161
   (Acquired 10/24/07; Cost $50,006,243)
   5.10%(c)                                01/18/08      50,623       50,278,764
Long Lane Master Trust IV -Series A
   (CEP-Bank of America, N.A.)
   (Acquired 11/09/07; Cost $74,393,750)
   4.85%(c)                                01/08/08      75,000       74,616,042
   (11/27/07; Cost $98,675,000)
   5.30%(c)                                02/25/08     100,000       98,733,889
Picaros Funding LLC
   (CEP-KBC Bank N.V.)
   (Acquired 05/02/07; Cost
   $145,395,417)
   5.14%(b)(c)                             12/04/07     150,000      149,935,750
   (Acquired 10/04/07; Cost $99,140,000)
   5.16%(b)(c)                             12/04/07     100,000       99,957,000
Three Rivers Funding Corp.
   (Acquired 11/30/07; Cost
   $149,347,708)
   5.05%(c)                                12/31/07     150,000      149,368,750
Ticonderoga Funding LLC
   (CEP-Bank of America, N.A.)
   (Acquired 11/09/07; Cost
   $166,325,133)
   4.85%(c)                                01/22/08     168,000      166,823,067
Variable Funding Capital Co., LLC
   (CEP-Wachovia Bank N.A.)
   (Acquired 11/08/07 Cost $99,483,333)
   4.65%(c)                                12/18/07     100,000       99,780,417
   (Acquired 11/06/07; Cost $99,610,833)
   4.67%(c)                                12/06/07     100,000       99,935,139
   (Acquired 10/11/07; Cost $99,160,000)
   5.04%(c)                                12/10/07     100,000       99,874,000
   (Acquired 11/27/07; Cost $39,664,889)
   5.20%(c)                                01/24/08      40,000       39,688,000
                                                                  --------------
                                                                   2,064,390,554
                                                                  --------------

                                                      PRINCIPAL
                                                        AMOUNT
                                           MATURITY     (000)          VALUE
                                           --------   ---------   --------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED MONOLINE- 0.34%

Aquinas Funding LLC
   (CEP-MBIA Insurance Corp.)
   (Acquired 11/09/07; Cost $56,398,284)
   4.90%(c)                                02/05/08   $  57,082   $   56,569,213
   (10/24/07; Cost $24,683,111)
   4.96%(c)                                01/24/08      25,000       24,814,000
                                                                  --------------
                                                                      81,383,213
                                                                  --------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-4.67%
Atlantic Asset
   Securitization LLC
   (Acquired 10/26/07; Cost $84,385,074)
   4.89%(c)                                01/11/08      85,277       84,802,078
   (Acquired 11/26/07; Cost
   $124,579,167)
   5.05%(c)                                12/20/07     125,000      124,666,840
Charta LLC
   (Acquired 10/11/07; Cost $49,626,792)
   5.07%(c)                                12/03/07      50,000       49,985,917
   (Acquired 11/20/07; Cost
   $197,366,056)
   5.21%(c)                                02/19/08     200,000      197,684,444
   (Acquired 11/27/07; Cost $98,527,083)
   5.25%(c)                                03/07/08     100,000       98,585,417
Clipper Receivables Co., LLC
   (11/07/07; Cost $39,857,500)
   4.75%(c)                                12/04/07      40,000       39,984,167
   (Acquired 11/07/07; Cost $64,210,250)
   4.86%(c)                                02/05/08      65,000       64,420,850
CRC Funding LLC
   (Acquired 10/19/07; Cost $79,391,467)
   4.89%(c)                                12/14/07      80,000       79,858,733
   (Acquired 11/26/07 Cost $98,425,556)
   5.20%(c)                                03/14/08     100,000       98,497,778
   (Acquired 11/28/07; Cost
   $172,310,104)
   5.27%(c)                                03/12/08     175,000      172,386,958
Sheffield Receivables Corp.
   (Acquired 11/01/07; Cost $49,538,194)
   4.75%(c)                                01/10/08      50,000       49,736,111
   (Acquired 11/20/07; Cost $51,254,967)
   5.25%(c)                                02/08/08      51,860       51,338,159
                                                                  --------------
                                                                   1,111,947,452
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - SECURITIES-2.51%
Galaxy Funding Inc.
   (Acquired 11/01/07; Cost
   $49,360,069)
   4.75%(c)                             02/06/08   $     50,000   $   49,557,986
   (Acquired 10/24/07 Cost
   $49,373,111)
   4.96%(c)                             01/23/08         50,000       49,634,889
   (Acquired 10/23/07; Cost
   $98,704,889)
   4.96%(c)                             01/25/08        100,000       99,242,222
Grampian Funding Ltd./LLC
   (Acquired 11/01/07; Cost
   $77,192,480)
   4.68%(b)(c)                          04/25/08         79,000       77,500,580
   (Acquired 11/01/07; Cost
   $98,363,889)
   4.75%(b)(c)                          03/05/08        100,000       98,746,528
   (Acquired 11/07/07; Cost
   $98,716,181)
   4.87%(b)(c)                          02/11/08        100,000       99,027,000
Tempo Finance Ltd./Corp
   (11/07/07; Cost $49,319,444)
   4.90%(b)(c)                          02/15/08         50,000       49,482,778
   (Acquired 11/27/07; Cost
   $74,138,750)
   5.30%(b)(c)                          02/13/08         75,000       74,182,917
                                                                  --------------
                                                                     597,374,900
                                                                  --------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES-1.46%
CAFCO, LLC
   (Acquired 10/29/07; Cost
   $108,935,017)
   4.71%(c)                             01/11/08        110,000      109,409,941
Ciesco, LLC
   (Acquired 10/24/07; Cost
   $74,522,000)
   4.78%(c)                             12/11/07         75,000       74,900,417
   (Acquired 11/27/07; Cost
   $49,246,097)
   5.27%(c)                             03/10/08         50,000       49,268,055
Eureka Securitization, Inc.
   (Acquired 10/29/07; Cost
   $74,267,708)
   4.75%(c)                             01/11/08         75,000       74,594,271
   (Acquired 10/24/07; Cost
   $39,770,867)
   4.91%(c)                             12/05/07         40,000       39,978,178
                                                                  --------------
                                                                     348,150,862
                                                                  --------------
CONSUMER FINANCE-0.17%
Toyota Motor Credit Corp.
   5.30%                                12/04/07         41,000       40,981,892
DIVERSIFIED BANKS-5.27%
Bank Of America Corp.
   4.55%                                12/28/07          3,200        3,189,080

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
Bank of Scotland PLC
   4.73%(b)                             02/26/08   $    175,000   $  173,000,450
CALYON North America Inc.
   4.88%(b)                             12/19/07        125,000      124,695,312
Citigroup Funding Inc.
   4.91%                                12/20/07        150,000      149,611,292
Dexia Delaware LLC
   4.85%(b)                             12/27/07        175,000      174,387,014
Lloyds TSB Bank PLC
   4.53%(b)                             12/14/07        100,000       99,836,416
Royal Bank of Scotland PLC
   4.86%(b)                             12/21/07        100,000       99,730,000
   4.99%(b)                             01/25/08         24,825       24,635,744
Societe Generale North
   America, Inc.
   4.58%(b)                             12/14/07         23,000       22,962,002
   4.66%(b)                             12/19/07         20,000       19,953,400
   4.78%(b)                             02/01/08        150,000      148,766,458
   4.79%(b)                             12/05/07         16,450       16,441,236
   5.10%(b)                             02/28/08        100,000       98,739,167
UBS Finance (Delaware) Inc.
   4.85%(b)                             12/20/07        100,000       99,744,028
                                                                  --------------
                                                                   1,255,691,599
                                                                  --------------
DIVERSIFIED CAPITAL MARKETS-0.42%
Morgan Stanley & Co.
   5.40%                                03/10/08        100,000       98,500,000
MULTI-LINE INSURANCE-0.00%
Prudential Funding LLC
   4.65%                                12/03/07        100,000           74,167
REGIONAL BANKS-4.97%
Abbey National North America
   LLC
   5.02%                                12/27/07        100,000       99,637,444
Banque et Caisse dEpargne de
   lEtat
   4.53%(b)                             12/10/07          3,000        2,996,602
   4.70%(b)                             01/29/08        125,000      124,037,153
   5.37%(b)                             12/14/07        200,000      199,612,167
Danske Corp.
   4.56%(b)                             12/07/07         18,000       17,986,335
   5.06%(b)                             12/19/07         50,000       49,873,625
   5.36%(b)                             12/18/07        150,000      149,620,333
Stadshypotek Delaware, Inc.
   (Acquired 10/30/07; Cost
   $246,958,125)
   4.71%(b)(c)                          02/01/08        250,000      247,972,083
   (Acquired 10/31/07; Cost
   $197,514,167)
   4.71%(b)(c)                          02/04/08        200,000      198,299,117
Westpac Banking Corp.
   (Acquired 10/30/07; Cost
   14,820,600)
   4.68%(b)(c)                          01/30/08         15,000       14,883,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
REGIONAL BANKS-(CONTINUED)
   (Acquired 09/18/07; Cost
   $77,222,969)
   5.25%(b)(c)                          12/17/07   $     78,250   $   78,067,417
                                                                  --------------
                                                                   1,182,985,276
                                                                  --------------
      Total Commercial Paper
         (Cost $7,805,456,263)                                     7,805,456,263
                                                                  --------------
CERTIFICATES OF DEPOSIT-17.41%
Abbey National North America
   4.73%                                02/04/08        150,000      150,000,000
Allied Irish Banks, PLC
   (United Kingdom)
   4.75%(b)                             02/01/08        150,000      150,000,000
Allied Irish Banks, PLC
   5.47%                                03/03/08        100,000      100,000,000
   5.58%                                12/04/07        100,000      100,000,000
American Express Centurion
   Bank
   5.72%                                12/06/07        100,000      100,000,000
Banco Bilbao Vizcaya
   Argentaria
   4.75%                                02/01/08         50,000       50,000,000
   5.50%                                12/20/07        250,000      250,007,814
Bank of Ireland
    5.16%                               12/21/07         75,000       75,000,000
Bank of Scotland PLC
   4.80%                                02/28/08        100,000      100,000,000
Barclays Bank PLC
   4.78%                                03/03/08        100,000      100,000,000
   4.86%                                03/10/08        100,000      100,002,732
   4.93%                                02/25/08        150,000      150,001,762
   5.18%                                12/19/07         75,000       75,000,000
   5.26%                                05/19/08        100,000      100,000,000
BNP Paribas
   5.32%                                12/19/07         50,000       50,000,000
CALYON S.A.
   4.75%                                01/31/08        150,000      150,000,000
   5.03%                                12/28/07        150,000      150,000,000
Dresdner Bank A.G.
   4.65%                                12/10/07        100,000      100,000,000
Fortis Bank N.V./S.A.
   5.31%                                02/19/08        150,000      150,001,601
HBOS Treasury Services PLC
   5.26%                                04/11/08        100,000      100,000,000
Lloyds TSB Bank PLC
   (United Kingdom)
   4.73%(b)                             02/04/08        200,000      200,000,000
Lloyds TSB Bank PLC
    5.26%(b)                            04/10/08        100,000      100,000,000
Royal Bank of Scotland
   4.80%                                01/30/08        100,000      100,000,000
   4.82%                                03/07/08        100,000      100,001,326
   4.90%                                05/30/08        100,000      100,000,000
   5.46%                                03/14/08        100,000      100,000,000
Societe Generale (United
   Kingdom)
   4.81%(b)                             02/04/08        100,000      100,000,000
   4.85%(b)                             02/01/08        200,000      200,000,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
Societe Generale
   5.42%                                12/18/07   $    100,000   $  100,000,000
Toronto Dominion Bank
   5.13%                                03/03/08        100,000      100,000,000
UBS A.G.
   5.33%                                06/10/08        100,000      100,000,000
   5.39%                                03/17/08        100,000      100,000,000
   5.52%                                03/06/08        100,000      100,000,000
UniCredito Italiano S.p.A
   4.92%                                05/29/08         95,000       95,000,000
   5.22%                                12/21/07        150,000      150,000,412
   5.25%                                12/31/07        100,000      100,000,000
                                                                  --------------
      Total Certificates of Deposit
         (Cost $4,145,015,647)                                     4,145,015,647
                                                                  --------------
MEDIUM-TERM NOTES-6.01%
Abbey National Treasury
   Services PLC
   (United Kingdom),
   Floating Rate MTN
   (Acquired 08/31/07; Cost
   $149,976,855)
   5.05%(b)(c)(d)                       02/25/08        150,000      149,988,561
AIG Matched Funding Corp.,
    Floating Rate MTN
   (Acquired 05/16/07; Cost
   $75,004,725)
   4.58%(c)(d)                          06/16/08         75,000       75,002,362
Allstate Life Global Funding,
    Floating Rate MTN
   (Acquired 11/29/05; Cost
   $50,000,000)
   4.79%(c)(d)                          12/27/10         50,000       50,000,000
Allstate Life Global Funding
   II,
   Floating Rate MTN
   (Acquired 11/18/03; Cost
   $130,000,000)
   4.73%(c)(d)                          09/15/08        130,000      130,000,000
   (Acquired 03/08/04; Cost
   $140,000,000)
   4.74%(c)(d)                          09/05/08        140,000      140,000,000
Credit Agricole S.A,
    Floating Rate MTN
   (Acquired 06/23/06; Cost
   $100,000,000)
   5.14%(b)(c)(d)                       07/23/08        100,000      100,000,000
JPMorgan Chase & Co.
    Series C, Sr. Floating
   Rate MTN
   5.15%(d)                             01/25/08        150,000      150,002,337
MBIA Global Funding, LLC,
    Floating Rate MTN
   (Acquired 06/05/07; Cost
   $100,023,607)
   5.66%(c)(d)                          06/05/08        100,000      100,012,297

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
Metlife of Connecticut
   Institutional Funding Ltd.
   (United Kingdom),
   Floating Rate MTN
   5.12%(b)(d)                          04/30/08   $    270,000   $  270,355,330
New York Life Funding
   (United Kingdom)
   Floating Rate MTN
   (Acquired 08/31/07; Cost
   $75,172,005)
   5.69%(b)(c)(d)                       04/14/08         75,000       75,104,292
Royal Bank of Canada,
   Floating Rate MTN
   (Acquired 10/20/03; Cost
   $100,000,000)
   4.72%(b)(c)(d)                       10/09/08        100,000      100,000,000
Royal Bank of Scotland PLC,
   Sr. Unsec. Floating Rate
   MTN
   (Acquired 04/14/05; Cost
   $60,000,000)
   4.78%(b)(c)(d)                       09/19/08         60,000       60,000,000
Westpac Banking Corp.,
   Floating Rate MTN
   (Acquired 01/23/07; Cost
   $30,072,167)
   4.66%(b)(c)(d)                       09/05/08         30,000       30,000,998
                                                                  --------------
      Total Medium-Term Notes
         (Cost $1,430,466,177)                                     1,430,466,177
                                                                  --------------
VARIABLE RATE DEMAND NOTES-5.13%(D)(E)
INSURED-0.52%(F)
California (State of)
   Housing Finance Agency;
   Series 1998 P,
   Taxable Home Mortgage RB
   (INS-Financial Security
   Assurance Inc.)
   4.80%(g)                             08/01/29         20,500       20,500,000
   Series 1998 T,
   Taxable Home Mortgage RB
   (INS-Ambac Assurance Corp.)
   4.88%(g)                             08/01/29          7,780        7,780,000
Fairview Hospital and
   Healthcare Services;
   (Minnesota) Series 1994
   A, Taxable ACES
   (INS-MBIA Insurance Corp.)
   4.84%(g)                             11/01/15          3,100        3,100,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
INSURED(F)-(CONTINUED)
New Jersey (State of)
   Housing and Mortgage
   Finance Agency;
   Series 2006 B,
   Taxable RB (INS-Financial
   Security Assurance Inc.)
   4.80%(g)                             05/01/28   $      8,390   $    8,390,000
   Series 2007 I,
   Taxable RB (INS-Financial
   Security Assurance Inc.)
   4.80%(g)                             05/01/29         10,275       10,275,000
North Carolina (State of)
   Education Assistance
   Authority;
   Series 2005 A-5, Taxable
   Student Loan RB
   (INS-Ambac Assurance
   Corp.)
   5.00%(g)                             09/01/35         13,990       13,990,000
North Miami (City of),
   Florida;
   Series 2002, Refunding
   Special Obligation
   Taxable RB
   (INS-Ambac Assurance
   Corp.)
   4.85%(g)                             07/01/32         13,940       13,940,000
Olympic Club (The);
   Series 2007, Taxable RB
   (INS-MBIA Insurance Corp.)
   4.85%(g)                             09/30/32         27,815       27,815,000
Omaha (City of), Nebraska;
   Series 2002 B, Special
   Tax Revenue RB
   (INS-Ambac Assurance
   Corp.)
   4.86%(g)                             02/01/26         10,235       10,235,000
Omaha (City of), Nebraska;
   (Riverfront Redevelopment
   Project);
   Series 2002 B, Special
   Obligation Taxable RB
   (INS-Ambac Assurance
   Corp.)
   4.86%(g)                             02/01/13          1,300        1,300,000
Orange (County of),
   California Board of
   Education (Esplanade
   Project);
   Series 2002, Taxable COP
   (INS-Financial Security
   Assurance Inc.)
   4.82%                                06/01/32          6,700        6,700,000
                                                                  --------------
                                                                     124,025,000
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED-4.55%(H)
A Mining Group LLC;
   Series 2006, Taxable
   Incremental Bonds
   (LOC-Wachovia Bank, N.A.)
   5.18%(g)                             06/01/29   $      3,770   $    3,770,000
Alamogordo (City of), New
   Mexico (Gerald Champion
   Regional Medical Center);
   Series 2007 B, Taxable
   Hospital Improvment and
   Refunding RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             07/01/18          8,020        8,020,000
Albany (City of), New York
   Industrial Development
   Agency (Albany Medical
   Center Hospital);
    Series 2006 B, Taxable
   IDR
   (LOC-RBS Citizens, N.A.)
   4.82%(g)                             05/01/35          2,350        2,350,000
Albuquerque (City of), New
   Mexico (KTech Corp.
   Project);
   Series 2002, RB, Taxable
   RB
   (LOC-Wells Fargo Bank,
   N.A.)
   4.87%(g)                             08/01/25          1,800        1,800,000
American Association of
   Retired Persons;
   Series 2001, Taxable
   Floating Rate Notes
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             05/01/31         31,200       31,200,000
Atlanticare Health Services,
   Inc.;
   Series 2003, Taxable
   Bonds
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             10/01/33          6,505        6,505,000
Auburn (City of), Alabama
   Industrial Development
   Board;
   Series 2006 A, Refunding
   Taxable IDR
   (LOC-Allied Irish Banks
   PLC)
   4.84%(b)(g)                          07/01/26          5,640        5,640,000
B. Braun Medical Inc.;
   Series 2000, Taxable
   Bonds
   (LOC-RBS Citizens, N.A.)
   5.13%(g)                             02/01/15         29,800       29,800,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Bernalillo (County of), New
   Mexico (Tempur Production
   USA, Inc. Project);
   Series 2005 A, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             09/01/30   $     10,730   $   10,730,000
Biola University;
   Series 2004 A,
   Taxable RB (LOC-Allied Irish
   Banks PLC)
   4.85%(b)(g)                          10/01/34         12,200       12,200,000
   Series 2004 B,
   Taxable RB (LOC-BNP Paribas)
   4.85%(b)(g)                          10/01/34         12,200       12,200,000
Bochasanwais Shree Akshar
   Purushottam Swaminarayan
   Sanstha Inc.;
   Series 2006, Taxable
   Bonds
   (LOC-Comerica Bank)
   4.87%                                06/01/22          3,000        3,000,000
Brazos River Authority (TXU
   Electric Co. Project);
   Series 2001 I, Taxable
   PCR
   (LOC-Wachovia Bank, N.A.)
   4.82%(g)                             12/01/36         26,790       26,790,000
California (State of)
   Statewide Communities
   Development Authority
   (Villas at Hamilton
   Apartments)
   Series 2001, H H-T
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.90%(g)                             01/15/35            620          620,000
Capital Markets Access Co.
   LC (Boynton Outpatient
   Center, LLC Project);
   Series 2005-B, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             07/01/25          1,275        1,275,000
Capital Markets Access Co.
   LC (Delray Outpatient
   Properties, LLC Project);
   Series 2005-A, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.13%                                07/01/25          8,140        8,140,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Capital Markets Access Co.
   LC (Pinnacle Financial
   Project);
   Series 2007, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.13%                                02/01/32   $      7,230   $    7,230,000
Capital One Funding Corp.;
   Series 1999 F,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.95%(g)                             12/02/19          7,390        7,390,000
   Series 2000 B,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.95%(g)                             07/01/20          6,848        6,848,000
   Series 2000 C,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.95%(g)                             09/01/20          6,004        6,004,000
   Series 2000 D,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.95%(g)                             05/01/26          6,000        6,000,000
Central Michigan Inns
   Capital LLC;
    Series 1998-A, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             11/01/28          5,530        5,530,000
Chatham Capital Corp.;
    Series 2000, Taxable
   Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.95%(g)                             07/01/20         11,100       11,100,000
Chestnut Partnership (The);
    Series 1999, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.80%(g)                             01/02/29         19,415       19,415,000
Chula Vista (City of),
   California (Teresina
   Apartments);
    Series 2006 A, Refunding
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.84%(g)                             05/15/36          8,970        8,970,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Colorado (State of) Health
   Facilities Authority
   (Bethesda Living
   Centers-Viewpoint
   Project);
   Series 2004 C, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.92%(g)                             08/01/30   $      3,625   $    3,625,000
Corp. Finance Managers Inc.,
   Integrated Loan Program;
   Series 2003 B, PARTs
   (LOC-Wells Fargo Bank,
   N.A.)
   4.87%(g)                             02/02/43            155          155,000
Danville (City of),
   Pittsylvania (County of),
   Virginia Regional
   Industrial Facility
   Authority (Crane Creek
   Project);
   Series 2005, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.13%                                01/01/26            400          400,000
Detroit (City of), Michigan
   Economic Development
   Corp. (Waterfront
   Reclamation and Casino
   Development Project);
   Series 1999 A, Taxable RB
   (LOC-Deutsche Bank A.G.)
   4.87%(b)(g)                          05/01/09         41,830       41,830,000
EPC Allentown, LLC;
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             07/01/30          5,825        5,825,000
Florida Christian College,
   Inc.;
   Series 2006, Taxable RB
   (LOC-Fifth Third Bank)
   4.85%(g)                             11/01/36          6,500        6,500,000
Four Dam Pool Agency;
   (Alaska) Series 2004 B,
   Refunding Taxable
   Electric RB
   (LOC-Dexia Group S.A.)
   4.82%(b)(g)                          07/01/26          3,825        3,825,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Fun Entertainment LLC,
   Series 2005, Taxable
   Bonds
   (LOC-Wachovia Bank, N.A.)
   5.07%                                01/01/25   $     10,420   $   10,420,000
General Secretariat of the
   Organization of American
   States;
   Series 2001 A, Taxable
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             03/01/33         17,330       17,330,000
Germain Properties of
   Columbus Inc., Germain
   Real Estate Co. LLC and
   Germain Motor Co.;
   Series 2001, Taxable
   Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.98%                                03/01/31          8,500        8,500,000
Glendale (City of), Arizona
   Industrial Development
   Authority (Thunderbird,
   The Garvin School of
   International Management);
   Series 2005 B, Taxable
   Refunding RB
   (LOC-Bank of New York)
   4.85%(g)                             07/01/35          6,300        6,300,000
Harvest Bible Chapel
   Series 2004, Taxable RB
   (LOC-Fifth Third Bank)
   4.82%(g)                             08/01/29         10,285       10,285,000
Hunter's
   Ridge/Southpointe;
   Series 2005, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             06/01/25          6,120        6,120,000
Illinois (State of) Finance
   Authority (Christian
   Homes, Inc.);
   Series 2007 B,
   Taxable RB (LOC-Fifth Third
   Bank)
   4.80%(g)                             05/15/31          6,825        6,825,000
   Series 2007 C,
   Taxable Convertible Revenue
   RB (LOC-Fifth Third Bank)
   4.80%(g)                             05/15/31          8,090        8,090,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
JPV Capital LLC;
   Series 1999 A, Taxable
   Floating Rate Notes
   (LOC-Wells Fargo Bank,
   N.A.)
   5.13%(g)                             12/01/39   $      2,500   $    2,500,000
Kordsa Inc.;
   Series 2006, Floating
   Rate Bonds
   (LOC-General Electric
   Capital Corp.)
   5.03%(g)                             06/01/26          9,000        9,000,000
Lake Oswego (City of),
   Oregon Redevelopment
   Agency;
   Series 2005 B, Taxable
   TAN
   (LOC-Wells Fargo Bank,
   N.A.)
   4.87%(g)                             06/01/20          1,185        1,185,000
Loanstar Assets Partners
   L.P.;
   Series 2005 A, Taxable
   Student Loan RB
   (LOC-State Street Bank &
   Trust Co.)
   (Acquired 02/23/05; Cost
   $159,450,000)
   4.84%(c)(g)                          02/01/41        159,450      159,450,000
Lone Tree (City of),
   Colorado Building
   Authority;
   Series 2007, Taxable COP
   (LOC-Wells Fargo Bank,
   N.A.)
   4.95%(g)                             12/01/17          3,075        3,075,000
LP Pinewood SPV LLC;
    Series 2003, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             02/01/18         55,200       55,200,000
Luzerne (County of),
   Pennsylvania Industrial
   Development Authority
   (PennSummit Tubular LLC
   Project);
   Series 2006 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.07%                                02/01/21          2,705        2,705,000
Macatawa Capital Partners
   LLC (Profile Industrial
   Packaging Corp.);
   Series 2003 A, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   4.89%(g)                             12/01/53          2,975        2,975,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Madison (City of), Wisconsin
   Community Development
   Authority (Overture
   Development Corp.);
   Series 2001, Taxable RB
   (LOC-JPMorgan Chase Bank,
   N.A.; U.S. Bank, N.A.;
   M&I Marshall & Ilsley
   Bank)
   4.90%(g)                             06/01/36   $     58,700   $   58,700,000
Massachusetts (State of)
   Development Finance
   Agency (Briarwood
   Retirement Community);
   Series 2004 B,
   Taxable RB (LOC-Comerica
   Bank)
   4.87%                                01/01/35          8,625        8,625,000
   4.87%(g)                             01/01/35            750          750,000
Meharry Medical College;
   Series 2001, Unlimited
   Taxable GO
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             08/01/16          8,965        8,965,000
Michigan (State of)
   Strategic Fund (Holland
   Home Obligated Group);
   Series 2005 B, Taxable
   Refunding Limited
   Obligation RB
   (LOC-Fifth Third Bank)
   4.80%                                11/01/28          7,515        7,515,000
Mississippi (State of)
   Business Finance Corp.
   (Belk, Inc. Project);
   Series 2005, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             10/01/25         17,780       17,780,000
Mississippi (State of)
   Business Finance Corp.
   (Cellular South, Inc.
   Project);
   Series 2005, Taxable IDR
   (LOC-Bank of America,
   N.A.)
   (Acquired 06/27/07; Cost
   $10,800,000)
   4.85%(c)(d)(g)                       08/01/20         10,800       10,800,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Mississippi (State of)
   Business Finance Corp.
   (Lextron-Visteon Leasing,
   LLC Project);
   Series 2003, Taxable IDR
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.83%(g)                             12/01/27   $      7,330   $    7,330,000
Mississippi (State of)
   Business Finance Corp.
   (Viking Range Corp.
   Project);
   Series 2000, Taxable IDR
   (LOC-Bank of America,
   N.A.)
   5.22%                                06/01/15          9,555        9,555,000
Missouri (State of)
   Development Finance Board
   (Duke Manufacturing Co.);
   Series 2004 B, Taxable
   Home Mortgage RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             12/01/20          8,400        8,400,000
Missouri (State of)
   Development Finance Board
   (Ninth Street Garage
   Project);
   Series 2004 B, Taxable
   Infrastructure Facilities RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             10/01/34          4,800        4,800,000
Nashville (City of), &
   Davidson (County of)
   Tennessee Health and
   Educational Facilities
   Board (Weatherly Ridge
   Apartments Project);
   Series 2006 B,
   Multi-Family Housing
   Taxable RB
   (LOC-U.S. Bank N.A.)
   4.91%                                12/01/41          1,900        1,900,000
Net Magan Two LLC;
   Series 2006,
   Taxable RB Notes
   (LOC-Wachovia Bank, N.A.)
   5.07%                                04/01/26          3,700        3,700,000
   5.07%(g)                             04/01/26         11,500       11,500,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
New Jersey (State of)
   Economic Development
   Authority Thermal Energy
   Facilities (Marina Energy
   LLC-2001 Project);
   Series B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   4.82%(g)                             09/01/21   $      7,700   $    7,700,000
New York (CIty of), Housing
   Development Corp. (155
   West 21st Street
   Development);
   2007 Series B, Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.92%(g)                             11/15/37         14,800       14,800,000
New York (State of) Housing
   Finance Agency (66 West
   38th Street);
   Series 2000 B, Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.82%(g)                             05/15/33         17,600       17,600,000
New York (State of) Housing
   Finance Agency
   (Related-West 23rd
   Street);
   Series 2001 B, Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.82%(g)                             05/15/33          8,000        8,000,000
NGSP, Inc.;
   Series 2006, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             06/01/46          6,500        6,500,000
Northwest Arkansas Regional
   Airport Authority;
   Series 2004 A, Taxable
   Refunding RB
   (LOC-Regions Bank)
   4.85%(g)                             02/01/21         16,000       16,000,000
Old Hickory (CIty of),
   Tennessee (AHPC)
    Series 2005, Floating
   Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   4.86%(g)                             01/01/20          2,110        2,110,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Polk (County of), Florida
   Industrial Development
   Authority (GSG
   Investments Project);
   Series 2005 B, Taxable
   IDR
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             05/01/27   $      3,270   $    3,270,000
Porterfield Family Partners,
   L.P.;
   Series 2004, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             07/01/14          2,900        2,900,000
Prince George's (County of),
   Maryland (Collington
   Episcopal Life Care
   Community, Inc.);
   Series 2006 C, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.80%(g)                             04/01/15          6,390        6,390,000
Racetrac Capital, LLC;
   Series 2000, Taxable
   Floating Rate Bonds
   (LOC-Regions Bank)
   4.84%(g)                             09/01/20         15,700       15,700,000
Ray, R.G. Corp.;
   Series 2000, Taxable
   Floating Rate Bonds
   (LOC-Bank of America,
   N.A.)
   4.86%(g)                             01/01/15          2,495        2,495,000
Richmond (City of),
   Redevelopment & Housing
   Authority (1995 Old
   Manchester Project);
   Series 1995 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   4.87%(g)                             12/01/25          1,590        1,590,000
Roanoke Rapids (City of),
   North Carolina;
   Series 2007, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             07/01/27         11,500       11,500,000
Rockwood Quarry, LLC;
   Series 2002, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   4.85%(g)                             12/01/22          4,500        4,500,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-
   (CONTINUED)
Roman Catholic Diocese of Charlotte;
   Series 2002, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             05/01/14   $     11,360   $   11,360,000
Roman Catholic Diocese of Raleigh;
   Series 2002 A,
   Taxable RB (LOC-Bank of
   America, N.A.)
   4.87%                                06/01/18          4,000        4,000,000
   4.87%(g)                             06/01/18          1,200        1,200,000
S&L Capital, LLC (J&L
   Development of Holland, LLC)
   Series 2005 A, Taxable RB
   (LOC-Federal Home Loan
   Bank of Indianapolis)
   5.07%(g)                             07/01/40          4,135        4,135,000
S&L Capital, LLC (LJ&S
   Development, LLC)
   Series 2002 A, Taxable
   Floating Rate Notes
   (LOC-Comerica Bank)
   5.07%(g)                             11/04/42          5,175        5,175,000
Sabri Arac (The Quarry Lane School);
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-Bank of America, N.A.)
   4.85%(g)                             10/01/35         20,500       20,500,000
Santa Rosa (City of), California
   (Rancheria Tachi Yokut Tribe);
   Series 2004, Taxable RB
   (LOC-JPMorgan Chase Bank, N.A.)
   4.98%(g)                             09/01/19         27,245       27,245,000
Savannah College of Art and
   Design, Inc.;
   Series 2004, Taxable RB
   (LOC-Bank of America,
   N.A.)
   4.85%(g)                             04/01/24         22,969       22,968,669
Shepherd Capital LLC (Hinman
   Affiliates);
   Series 2003 D, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.07%(g)                             07/01/54         10,000       10,000,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Shepherd Capital LLC (Open Terrace);
   Series 2002 B, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             11/01/52   $      9,730   $    9,730,000
Shepherd Capital LLC (Trade Center);
   Series 2004 A, Taxable
   Floating Rate Notes
   (LOC-Federal Home Loan
   Bank of Indianapolis)
   5.07%(g)                             10/01/53          5,660        5,660,000
Sprenger Enterprises Inc.;
   Series 2005, Floating
   Rate Option Bonds
   (LOC-JPMorgan Chase Bank, N.A.)
   4.98%(g)                             10/01/35          9,600        9,600,000
Thomasville (City of), Georgia
   Payroll Development Authority
   (American Fresh Foods L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             09/01/17            675          675,000
Trinity Funding LLC;
   Series 2006-A, Taxable RB
   (LOC-Fifth Third Bank)
   4.85%(g)                             03/01/36         16,230       16,230,000
United Fuels, LLC;
   Series 2006, Taxable RB
   (LOC-Fifth Third Bank)
   4.85%(g)                             01/01/31          4,710        4,710,000
University of Virginia Real
   Estate Foundation;
   Series 2001, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.13%(g)                             07/01/26         13,705       13,705,000
Wake Forest University;
   Series 1997, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.06%(g)                             07/01/17          2,400        2,400,000
West Michigan Heart Capital LLC;
   Series 2004 A, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.07%(g)                             05/01/44         15,280       15,280,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
Westmoreland (County of),
   Pennsylvania Industrial
   Development Authority
   (Excela Health Project);
   Series 2005 D, Taxable
   Health System IDR
   (LOC-Wachovia Bank, N.A.)
   4.87%(g)                             07/01/25   $      1,900   $    1,900,000
Young Men's Christian
   Association of Hunterdon
   County New Jersey;
   Series 2004, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.07%(g)                             02/01/24          2,210        2,210,000
                                                                  --------------
                                                                   1,084,705,669
                                                                  --------------
PRE-REFUNDED & ESCROWED-0.06%
Eagle Tax-Exempt Trust Ctfs.
   (Houston (City of) Water & Sewer);
   Series 1997-4305 A, VRD COP
   (Acquired 11/30/07; Cost
   $14,005,000)
   3.70%(c)(i)(j)(k)                    12/01/07         14,005       14,005,000
                                                                  --------------
   Total Variable Rate Demand Notes
      (Cost $1,222,735,669)                                        1,222,735,669
                                                                  --------------
TIME DEPOSITS-4.34%
Dexia Banque
   (Belgium) 4.65%(b)(g)                12/03/07         75,000       75,000,000
Lloyds TSB Bank PLC
   (United Kingdom)
   7.00%(b)(g)(l)                       01/02/08        200,000      200,000,000
National Australia Bank Ltd.
   (Cayman Islands)
   4.75%(b)(g)                          12/03/07        192,000      192,000,000
Wells Fargo Bank, N.A.
   (Cayman Islands)
   4.69%(b)(g)                          12/03/07        567,061      567,061,363
                                                                  --------------
   Total Time Deposits
      (Cost $1,034,061,363)                                        1,034,061,363
                                                                  --------------
FUNDING AGREEMENTS-3.37%
MetLife Insurance Co. of Connecticut,
   (Acquired 11/21/07; Cost
   $125,000,000)
   5.06%(c)(d)(l)                       11/21/08        125,000      125,000,000
   (Acquired 08/27/07; Cost
   $100,000,000)
   5.11%(c)(d)(l)                       08/27/08        100,000      100,000,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
   (Acquired 10/12/07; Cost
   $3,000,000)
   5.32%(c)(d)(l)                       10/10/08   $      3,000   $    3,000,000
Metropolitan Life Insurance Co.,
   (Acquired 09/13/07; Cost
   $10,000,000)
   5.06%(c)(d)(l)                       05/30/08         10,000       10,000,000
   (Acquired 09/13/07; Cost
   $5,000,000)
   5.29%(c)(d)(l)                       11/18/08          5,000        5,000,000
   Floating Rate
   (Acquired 11/27/07; Cost
   $125,000,000)
   5.77%(c)(d)(l)                       04/09/08        125,000      125,000,000
New York Life Insurance Co.,
   (Acquired 11/27/07; Cost
   $175,000,000)
   5.26%(c)(d)(l)                       01/22/08        175,000      175,000,000
   (Acquired 04/04/07; Cost
   $259,000,000)
   5.29%(c)(d)(l)                       04/04/08        259,000      259,000,000
                                                                  --------------
      Total Funding Agreements
         (Cost $802,000,000)                                         802,000,000
                                                                  --------------

ASSET-BACKED SECURITIES-2.87%

ASSET-BACKED SECURITIES - FULLY SUPPORTED
   BANK-1.17%

RACERS Trust
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.)
   (Acquired 04/13/04; Cost
   $279,000,000)
   4.83%(c)(d)                          01/22/08        279,000      279,000,000
ASSET-BACKED SECURITIES - FULLY SUPPORTED
   MONOLINE-0.25%
Wachovia Asset
   Securitization Issuance, LLC;
   Series 2004-HEMM1, Class
   A,, Money Market Notes
   (CEP-Financial Security
   Assurance Inc.)
   (Acquired 09/07/05; Cost
   $58,854,785)
   4.94%(c)(d)(m)                       11/25/34         58,855       58,854,785
ASSET-BACKED SECURITIES - SECURITIES-0.40%
Sigma Finance Inc.
   (Acquired 11/28/06; Cost
   $95,000,000)
   5.28%(b)(c)                          12/03/07         95,000       95,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - STRUCTURED-1.05%
Granite Master Issuer PLC;
   (United Kingdom) Series
   2006-1A, Class A1,
   Floating Rate Bonds
   (Acquired 01/08/07; Cost
   $149,823,948)
   4.72%(b)(c)(d)                       12/20/54   $    149,824   $  149,823,948
Paragon Mortgages PLC
   (United Kingdom) Series
   15A, Class A1, Floating
   Rate Notes
   (Acquired 07/12/07; Cost
   $100,000,000)
   4.65%(b)(c)(d)                       12/15/39        100,000      100,000,000
                                                                  --------------
                                                                     249,823,948
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $682,678,733)                                         682,678,733
                                                                  --------------
MASTER NOTE AGREEMENTS-1.69%(N)
Lehman Brothers Inc.
   (Acquired 06/27/07; Cost
   $260,000,000)
   4.84%(c)(d)(g)(o)                          --        260,000      260,000,000
Merrill Lynch Mortgage Capital, Inc.
   (Acquired 10/10/07; Cost
   $143,000,000)
   4.82%(c)(d)(g)                       01/08/08        143,000      143,000,000
                                                                  --------------
      Total Master Note Agreements
         (Cost $403,000,000)                                         403,000,000
                                                                  --------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-73.59%
   (Cost $17,525,413,852)                                         17,525,413,852
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS-26.45%(P)
ABN AMRO Bank N.V., Joint agreement
   dated 11/30/07, aggregate maturing
   value $250,094,792 (collateralized
   by U.S. Government obligations
   valued at $255,000,732;
   3.75%-7.13%, 12/03/07-02/15/30)
   4.55%, 12/03/07                                   49,018,579       49,000,000
Banc of America Securities LLC, Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $1,000,385,000 (collateralized by
   U.S.Government obligations valued
   at $1,020,000,000; 4.50%-6.00%,
   05/01/18-03/01/37)
   4.62%, 12/03/07                                  700,269,500      700,000,000

                                                   REPURCHASE
                                                     AMOUNT            VALUE
                                                 --------------   --------------
Banc of America Securities LLC, Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $300,113,750 (collateralized by
   U.S.Government obligations valued
   at $306,000,044; 0%-5.25%,
   05/02/08-09/15/16)
   4.55%, 12/03/07                               $   99,037,538   $   99,000,000
Barclays Capital Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $1,400,540,167 (collateralized by
   U.S. Government obligations valued
   at $1,428,000,001; 4.45%-6.62%,
   09/01/34-12/01/37)
   4.63%, 12/03/07                                1,077,334,640    1,076,919,129
Barclays Capital Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $222,090,401 (collateralized
   by U.S. Government obligations
   valued at $226,446,665;
   5.94%-5.95%, 08/03/17-08/10/17)
   4.54%, 12/03/07                                   16,012,465       16,006,409
BNP Paribas Securities Corp., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $250,094,792 (collateralized by
   U.S. Government obligations valued
   at $255,000,621; 4.50%-5.93%,
   11/20/09-06/05/17)
   4.55%, 12/03/07                                   49,018,579       49,000,000
BNP Paribas, Joint agreement dated
   11/30/07, aggregate maturing value
   $1,100,440,688 (collateralized by
   U.S. Government and Corporate
   obligations valued at
   $1,134,715,010; 0%-10.87%,
   10/19/08-01/15/46)
   4.81%, 12/03/07(b)                               592,158,448      591,921,310
Citigroup Global Markets Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $250,094,792 (collateralized by
   U.S. Government obligations valued
   at $255,000,802; 0%-4.75%,
   12/13/07-02/15/16)
   4.55%, 12/03/07                                   49,018,579       49,000,000
Citigroup Global Markets Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $950,380,594 (collateralized by
   Corporate obligations valued at
   $997,500,000; 5.61%-5.68%,
   12/31/10-11/12/47)
   4.81%, 12/03/07                                  691,276,832      691,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

                                                   REPURCHASE
                                                     AMOUNT            VALUE
                                                 --------------   --------------
Credit Suisse Securities (USA) LLC,
   Joint agreement dated 11/30/07,
   aggregate maturing value
   $250,094,792 (collateralized by
   U.S. Government obligations valued
   at $258,202,836; 0%-5.75%,
   07/14/08-03/07/22)
   4.55%, 12/03/07                               $   49,018,579   $   49,000,000
Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $2,000,771,667
   (collateralized by U.S. Government
   obligations valued at
   $2,040,000,001; 5.00%-6.91%,
   06/01/16-11/01/37)
   4.63%, 12/03/07                                  497,389,748      497,197,912
Fortis Bank N.V./S.A., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $800,319,167 (collateralized
   by Corporate obligations valued at
   $840,000,000; 0%-5.50%,
   03/25/37-06/03/52)
   4.79%, 12/03/07(b)                               589,234,986      589,000,000
Goldman, Sachs & Co., Open joint with
   no maturity date (collateralized
   by Corporate obligations valued at
   $315,000,001; 0%-6.46%,
   01/10/09-12/25/36)
   4.76% --                                                  --      150,000,000
Greenwich Capital Markets, Inc.,
   Agreement dated 11/30/07,
   aggregate maturing value
   $1,000,000,000 (collateralized by
   U.S. Government obligations valued
   at $1,000,385,833; 0%-7.35%,
   12/10/07-11/01/37)
   4.63%, 12/03/07                                  735,038,320      734,754,827
Greenwich Capital Markets, Inc., Term
   joint agreement dated 11/30/07,
   aggregate maturing value
   $300,421,666 (collateralized by
   U.S. Government obligations valued
   at $306,000,338; 0%-7.35%,
   12/1/07-11/01/37)
   4.60%, 12/11/07                                  150,210,833      150,000,000
Greenwich Capital Markets, Inc.,
   Joint agreement dated 11/30/07,
   aggregate maturing value
   $700,180,833 (collateralized by
   U.S. Government obligations valued
   at $714,000,214; 3.50%-8.88%,
   02/15/09-11/15/27)
   3.10%, 12/03/07                                   63,995,424       63,978,896
RBC Capital Markets Corp., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $550,208,542 (collateralized by
   U.S. Government obligations valued
   at $561,000,612; 0%-6.50%,
   12/03/07-06/25/27)
   4.55%, 12/03/07                                  197,455,511      197,380,671

                                                   REPURCHASE
                                                     AMOUNT            VALUE
                                                 --------------  ---------------
UBS Securities LLC, Joint agreement
   dated 11/30/07, aggregate maturing
   value $300,113,250 (collateralized
   by U.S. Government obligations
   valued at $306,002,184; 0%-9.38%,
   01/15/08-04/15/30)
   4.53%, 12/03/07                               $  105,039,638  $   105,000,000
Wachovia Bank, N.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $500,189,167 (collateralized
   by U.S. Government obligations
   valued at $510,004,958; 0%-6.01%,
   12/17/07-12/26/36)
   4.54%, 12/03/07                                  200,075,667      200,000,000
Wachovia Capital Markets, LLC Joint
   agreement dated 11/30/07, aggregate
   maturing value $500,199,583
   (collateralized by Corporate
   obligations valued at $525,011,001;
   0%-8.86%, 03/07/11-08/03/52)
   4.79%, 12/03/07                                  241,096,199      241,000,000
                                                                 ---------------
      Total Repurchase Agreements
         (Cost $6,299,159,154)                                     6,299,159,154
                                                                 ---------------
TOTAL INVESTMENTS(q)(r)-100.05%
   (Cost $23,824,573,006)                                         23,824,573,006
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.05)%                                (10,742,564)
                                                                 ---------------
NET ASSETS-100.00%                                               $23,813,830,442
                                                                 ---------------

Investment Abbreviations:

ACES     -- Automatically Convertible Extendable Security
CEP      -- Credit Enhancement Provider
COP      -- Certificates of Participation
GO       -- General Obligation Bonds
IDR      -- Industrial Development Revenue Bonds
INS      -- Insurer
LOC      -- Letter of Credit
MTN      -- Medium-Term Notes
PARTs    -- Pooled Adjustable Rate Taxable NotesSM
PCR      -- Pollution Control Revenue Bonds
RACERS   -- Restructured Asset Certificates with Enhanced ReturnSSM
RB       -- Revenue Bonds
Sr.      -- Senior
TAN      -- Tax Anticipation Notes
Unsec.   -- Unsecured
VRD      -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 8.1%; France: 6.9%; other countries less than 5%: 14.5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Liquid Assets Portfolio

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $8,848,487,189, which represented 37.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(l) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2007 was $1,002,000,000, which represented 4.21% of the Fund's Net Assets.

(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(o) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(p)  Principal amount equals value at period end. See Note 1E.

(q)  Also represents cost for federal income tax purposes.

(r) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC Prime Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
COMMERCIAL PAPER-61.36%(A)
ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-0.28%
Fountain Square Commercial
   Funding Corp.
   (Acquired 11/30/07; Cost
   $19,816,333)
   5.51%(b)                             01/29/08   $     20,000   $   19,819,394
                                                                  --------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED
   BANK-16.05%
Concord Minutemen Capital
   Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 11/20/07; Cost
   $19,934,833)
   5.10%(b)                             12/13/07         20,000       19,966,000
Crown Point Capital Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/16/07; Cost
   $49,638,750)
   5.10%(b)                             12/06/07         50,000       49,964,583
   (Acquired 10/16/07; Cost
   $50,419,289)
   5.10%(b)                             12/13/07         50,837       50,750,577
   (Acquired 10/04/07; Cost
   $49,573,333)
   5.12%(b)                             12/03/07         50,000       49,985,778
Govco LLC
   (Multi CEP's-Government
   sponsored entities)
   (Acquired 11/20/07; Cost
   $84,645,007)
   4.85%(b)                             12/21/07         85,000       84,770,972
   (Acquired 11/13/07; Cost
   $74,403,854)
   4.85%(b)                             01/11/08         75,000       74,585,729
   (Acquired 10/09/07; Cost
   $49,600,208)
   5.05%(b)                             12/05/07         50,000       49,971,944
Kitty Hawk Funding Corp.
   (CEP-Bank of America, N.A.)
   (Acquired 11/28/07; Cost
   $124,627,441)
   5.35%(b)                             01/25/08        125,711      124,683,487

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-(CONTINUED)
   (Acquired 11/28/07; Cost
   $17,881,640)
   5.38%(b)                             01/11/08   $     18,000   $   17,889,710
Three Rivers Funding Corp.
   (Acquired 11/26/07; Cost
   $84,707,813)
   4.95%(b)                             12/21/07         85,000       84,766,250
   (Acquired 11/30/07; Cost
   $74,673,854)
   5.05%(b)                             12/31/07         75,000       74,684,375
Ticonderoga Funding, LLC
   (CEP-Bank of America, N.A.)
   (Acquired 11/06/07; Cost
   $49,823,750)
   4.70%(b)                             12/03/07         50,000       49,986,945
   (Acquired 11/06/07; Cost
   $49,810,694)
   4.70%(b)                             12/05/07         50,000       49,973,889
Variable Funding Capital
   Co., LLC
   (CEP-Wachovia Bank N.A.)
   (Acquired 11/02/07; Cost
   $39,835,733)
   4.62%(b)                             12/04/07         40,000       39,984,600
   (Acquired 11/05/07; Cost
   $24,899,896)
   4.65%(b)                             12/06/07         25,000       24,983,854
   (Acquired 11/06/07; Cost
   $29,883,250)
   4.67%(b)                             12/06/07         30,000       29,980,542
   (Acquired 11/08/07; Cost
   $74,393,750)
   4.85%(b)                             01/07/08         75,000       74,626,146
   (Acquired 10/11/07; Cost
   $84,286,000)
   5.04%(b)                             12/10/07         85,000       84,892,900
   (Acquired 11/27/07; Cost
   $49,581,111)
   5.20%(b)                             01/24/08         50,000       49,610,000
   (Acquired 11/26/07; Cost
   $47,088,333)
   5.20%(b)                             01/25/08         47,500       47,122,639
                                                                  --------------
                                                                   1,133,180,920
                                                                  --------------

STIC Prime Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-13.16%
Atlantic Asset
   Securitization LLC
   (Acquired 11/20/07; Cost
   $80,819,879)
   4.97%(b)                             12/20/07   $     81,156   $   80,943,123
Atlantic Asset
   Securitization, LLC
   (Acquired 11/02/07; Cost
   $20,001,588)
   4.65%(b)                             12/03/07         20,082       20,076,812
   (Acquired 11/19/07; Cost
   $62,067,576)
   4.92%(b)                             12/17/07         62,306       62,169,758
   (Acquired 11/20/07; Cost
   $45,363,652)
   4.97%(b)                             12/19/07         45,546       45,432,818
   (Acquired 11/21/07; Cost
   $49,642,708)
   5.25%(b)                             01/09/08         50,000       49,715,625
Charta LLC
   (Acquired 10/11/07; Cost
   $49,626,792)
   5.07%(b)                             12/03/07         50,000       49,985,917
Clipper Receivables Co., LLC
   (Acquired 11/02/07; Cost
   $74,608,333)
   4.70%(b)                             12/12/07         75,000       74,892,292
   (Acquired 11/07/07; Cost
   $34,875,313)
   4.75%(b)                             12/04/07         35,000       34,986,146
   (Acquired 11/16/07; Cost
   $49,831,597)
   4.85%(b)                             12/11/07         50,000       49,932,639
   (Acquired 11/13/07; Cost
   $74,391,563)
   4.95%(b)                             01/11/08         75,000       74,577,188
CRC Funding LLC
   (Acquired 11/01/07; Cost
   $24,864,958)
   4.63%(b)                             12/13/07         25,000       24,961,417
   (Acquired 10/19/07; Cost
   $19,847,867)
   4.89%(b)                             12/14/07         20,000       19,964,683
Edison Asset Securitization,
   LLC
   (Acquired 11/01/07; Cost
   $74,600,125)
   4.57%(b)                             12/13/07         75,000       74,885,750
   (Acquired 10/24/07; Cost
   $49,616,556)
   4.76%(b)                             12/21/07         50,000       49,867,778
   (Acquired 10/23/07; Cost
   $19,861,333)
   4.80%(b)                             12/14/07         20,000       19,965,333
Sheffield Receivables Corp.
   (Acquired 11/06/07; Cost
   $49,823,750)
   4.70%(b)                             12/03/07         50,000       49,986,944

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-(CONTINUED)
   (Acquired 11/19/07; Cost
   $61,789,028)
   4.90%(b)                             12/14/07   $    62,000    $   61,890,294
   (Acquired 11/13/07; Cost
   $24,811,701)
   4.93%(b)                             01/07/08        25,000        24,873,326
   (Acquired 11/21/07; Cost
   $59,505,333)
   5.30%(b)                             01/16/08        60,000        59,593,667
                                                                  --------------
                                                                     928,701,510
                                                                  --------------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-6.15%
CAFCO, LLC
   (Acquired 11/05/07; Cost
   $49,608,307)
   4.78%(b)                             01/03/08         50,000       49,780,917
   (Acquired 11/16/07; Cost
   $39,866,667)
   4.80%(b)                             12/11/07         40,000       39,946,667
   (Acquired 11/07/07; Cost
   $74,421,688)
   4.87%(b)                             01/04/08         75,000       74,655,042
   (Acquired 10/09/07; Cost
   $49,604,889)
   5.08%(b)                             12/04/07         50,000       49,978,833
   (Acquired 11/21/07; Cost
   $19,834,067)
   5.24%(b)                             01/17/08         20,000       19,863,178
Ciesco, LLC
   (Acquired 11/02/07; Cost
   $24,875,417)
   4.60%(b)                             12/11/07         25,000       24,968,055
   (Acquired 10/24/07; Cost
   $99,362,667)
   4.78%(b)                             12/11/07        100,000       99,867,222
   (Acquired 11/05/07; Cost
   $24,800,833)
   4.78%(b)                             01/04/08         25,000       24,887,139
   (Acquired 10/11/07; Cost
   $49,619,750)
   5.07%(b)                             12/04/07         50,000       49,978,875
                                                                  --------------
                                                                     433,925,928
                                                                  --------------
CONSUMER FINANCE-9.86%
American Express Credit Corp.
   4.62%                                01/15/08         50,000       49,711,250
   4.62%                                01/16/08         25,000       24,852,417
   4.67%                                01/18/08        100,000       99,377,333
   4.70%                                12/20/07         50,000       49,875,972
   4.75%                                12/18/07        100,000       99,775,695
American Honda Finance Corp.
   4.50%                                01/24/08         25,160       24,990,170
   4.60%                                12/05/07         73,400       73,362,484
   4.60%                                12/07/07         75,000       74,942,500
Toyota Motor Credit Corp.
   4.69%                                01/28/08        100,000       99,244,389

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC Prime Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
CONSUMER FINANCE-(CONTINUED)
   4.70%                                12/12/07   $    100,000   $   99,856,389
                                                                  --------------
                                                                     695,988,599
                                                                  --------------
DIVERSIFIED BANKS-5.62%
Bank of America Corp.
   4.82%                                12/17/07         50,000       49,892,889
   4.87%                                12/14/07         50,000       49,912,069
Citigroup Funding Inc.
   4.50%                                12/04/07         50,000       49,981,250
   4.64%                                12/14/07         25,000       24,958,156
   4.65%                                12/19/07         99,000       98,769,825
   4.91%                                12/20/07         25,000       24,935,215
JPMorgan Chase & Co.
   4.50%                                12/19/07         23,602       23,548,896
   4.95%                                12/14/07         75,000       74,865,938
                                                                  --------------
                                                                     396,864,238
                                                                  --------------
DIVERSIFIED CAPITAL MARKETS-2.12%
Merrill Lynch & Co., Inc.
   4.88%                                12/10/07         75,000       74,908,500
   4.88%                                12/19/07         75,000       74,817,000
                                                                  --------------
                                                                     149,725,500
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.06%
General Electric Co.
   4.52%                                12/26/07         75,000       74,764,583
MULTI-LINE INSURANCE-3.52%
AIG Funding, Inc.
   4.50%                                12/21/07         50,000       49,875,000
   4.67%                                01/07/08         75,000       74,640,021
Prudential Funding, LLC
   4.50%                                01/08/08         50,000       49,762,500
   4.63%                                01/10/08         75,000       74,614,166
                                                                  --------------
                                                                     248,891,687
OTHER DIVERSIFIED FINANCIAL SERVICES-3.54%
General Electric Capital
   Corp.
   4.70%                                12/07/07        150,000      149,882,500
   4.75%                                12/18/07        100,000       99,775,694
                                                                  --------------
                                                                     249,658,194
                                                                  --------------
   Total Commercial Paper
   (Cost $4,331,520,553)                                           4,331,520,553
                                                                  --------------
CERTIFICATES OF DEPOSIT-6.38%
Citibank, N.A.
   4.92%                                12/17/07        150,000      150,000,001
Comerica Bank
   5.05%                                01/25/08         50,000       50,000,000
Wells Fargo Bank, N.A.
   4.53%                                12/06/07         75,000       75,000,000
   4.55%                                12/10/07        100,000      100,000,000
   4.67%                                01/03/08         75,000       75,000,000
                                                                  --------------
   Total Certificates of Deposit
   (Cost $450,000,001)                                               450,000,001
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
MASTER NOTE AGREEMENTS-4.60%
Lehman Brothers Inc.
   (Acquired
   06/27/07-11/02/07; Cost
   $200,000,000)
   4.84%(b)(c)(d)(e)                          --   $    200,000   $  200,000,000
Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 10/10/07; Cost
   $125,000,000)
   4.82%(b)(c)(d)                       01/08/08        125,000      125,000,000
                                                                  --------------
      Total Master Note Agreements
      (Cost $325,000,000)                                            325,000,000
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-0.91%
FEDERAL HOME LOAN BANK (FHLB)-0.91%
Unsec. Disc. Notes,
   3.80%(a)(c)
   (Cost $64,186,447)                   12/03/07         64,200       64,186,447
                                                                  --------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-73.25%
   (Cost $5,170,707,001)                                           5,170,707,001
                                                                  --------------


                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
REPURCHASE AGREEMENTS-27.10%(F)
ABN AMRO Bank N.V., Agreement dated
   11/30/07, maturing value
   $250,096,667 (collateralized by
   U.S. Government obligations valued
   at $255,002,758; 5.25%-6.25%,
   06/12/09-02/01/35)
   4.64%, 12/03/07                                  250,096,667      250,000,000
Banc of America Securities LLC, Joint
   agreement dated 11/30/07, aggregate
   maturing value $1,000,385,000
   (collateralized by U.S. Government
   obligations valued at
   $1,020,000,000; 4.50%-6.00%,
   05/01/18-03/01/37)
   4.62%, 12/03/07                                  300,115,500      300,000,000
Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $2,000,771,667
   (collateralized by U.S. Government
   obligations valued at
   $2,040,000,001; 5.00%-6.91%,
   06/01/16-11/01/37)
   4.63%, 12/03/07                                  983,181,286      982,802,088
Fortis Bank N.V./S.A., Agreement dated
   11/30/07, maturing value
   $200,077,333 (collateralized by
   U.S. Government obligations valued
   at $204,002,121; 0%-5.00%,
   05/12/08-11/01/19)
   4.64%, 12/03/07                                  200,077,333      200,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC Prime Portfolio


                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Societe Generale S.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $500,193,333 (collateralized
   by U.S. Government obligations
   valued at $510,000,000;
   4.50%-6.00%, 10/01/33-04/01/37)
   4.64%, 12/03/07                                 $180,069,600   $  180,000,000
                                                                  --------------
     Total Repurchase Agreements
        (Cost $1,912,802,088)                                      1,912,802,088
                                                                  --------------
TOTAL INVESTMENTS-100.35%
   (Cost $7,083,509,089) (g)(h)                                    7,083,509,089
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.35)%                                (24,407,812)
                                                                  --------------
NET ASSETS-100.00%                                                $7,059,101,277
                                                                  --------------

Investment Abbreviations:

CEP  -- Credit Enhancement Provider

Disc. -- Discounted

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $2,840,627,752, which represented 40.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on November 30, 2007.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f)  Principal amount equals value at period end. See Note 1E.

(g)  Also represents cost for federal income tax purposes.

(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Treasury Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT
                                       MATURITY       (000)           VALUE
                                       --------   -------------   ---------------
U.S. TREASURY SECURITIES-20.21%
U.S. TREASURY BILLS-17.52%(A)
3.52%                                  12/20/07   $     200,000   $   199,627,917
4.71%                                  01/24/08          50,000        49,646,750
4.73%                                  01/31/08         125,000       123,998,160
4.81%                                  01/31/08         100,000        99,185,650
4.74%                                  02/07/08         125,000       123,879,653
4.00%                                  02/28/08          50,000        49,505,556
4.08%                                  02/28/08          75,000        74,242,573
4.08%                                  03/06/08         100,000        98,912,000
4.24%                                  03/06/08         100,000        98,868,000
4.06%                                  03/13/08         100,000        98,839,533
4.09%                                  03/13/08         100,000        98,829,519
4.07%                                  03/20/08         125,000       123,445,104
4.15%                                  03/20/08         125,000       123,414,930
4.01%                                  04/03/08         100,000        98,618,778
4.14%                                  04/17/08         100,000        98,414,533
4.19%                                  04/17/08         100,000        98,393,833
3.14%                                  05/22/08         150,000       147,736,583
3.18%                                  05/29/08         150,000       147,612,000
3.23%                                  05/29/08         150,000       147,573,750
                                                                  ---------------
                                                                    2,100,744,822
                                                                  ---------------
U.S. TREASURY NOTES-2.69%
3.38%                                  02/15/08         200,000       199,337,153
2.63%                                  05/15/08         125,000       123,994,671
                                                                  ---------------
                                                                      323,331,824
                                                                  ---------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-20.21%
   (Cost $2,424,076,646)                                            2,424,076,646
                                                                  ---------------

                                                   REPURCHASE
                                                     AMOUNT            VALUE
                                                  -------------   ---------------
REPURCHASE AGREEMENTS-80.06%(B)
ABN AMRO Bank N.V., Agreement dated
   11/30/07, maturing value
   $250,096,667 (collateralized by
   U.S. Government obligations valued
   at $255,002,758; 5.25%-6.25%,
   06/12/09-02/01/35)
   3.10%, 12/03/07                                  500,129,167      500,000,000
Banc of America Securities LLC,
   Agreement dated 11/30/07, maturing
   value $1,000,268,333
   (collateralized by U.S. Government
   obligations valued at
   $1,020,000,273; 0%-8.75%,
   01/03/08-02/15/29)
   3.22%, 12/03/07                                1,000,268,333    1,000,000,000

                                                   REPURCHASE
                                                     AMOUNT            VALUE
                                                  -------------   ---------------
Banc of America Securities LLC,
   Agreement dated 11/30/07, maturing
   value $100,027,083 (collateralized
   by U.S. Government obligations
   valued at $102,000,934;
   4.63%-5.13%, 09/30/08-06/30/11)
   3.25%, 12/03/07                                $ 100,027,083    $ 100,000,000
Barclays Capital Inc., Agreement dated
   11/30/07, maturing value
   $750,200,000 (collateralized by
   U.S. Government obligations valued
   at $765,000,208; 1.88%-8.88%,
   10/15/09-02/15/20)
   3.20%, 12/03/07                                  750,200,000      750,000,000
Harris Nesbitt Corp., Agreement dated
   11/30/07, maturing value
   $200,054,167 (collateralized by
   U.S. Government obligations valued
   at $204,000,429; 0%-5.38%,
   02/14/08-04/15/32)
   3.25%, 12/03/07                                  200,054,167      200,000,000
BNP Paribas Securities Corp.,
   Agreement dated 11/30/07, maturing
   value $500,129,167 (collateralized
   by U.S. Government obligations
   valued at $510,000,837;
   1.88%-2.38%, 07/15/13-01/15/17)
   3.10%, 12/03/07                                  500,129,167      500,000,000
CIBC World Markets Inc., Agreement
   dated 11/30/07, maturing value
   $100,025,833 (collateralized by
   U.S. Government and Corporate
   obligations valued at $102,550,338;
   3.13%-6.50%, 05/15/08-05/15/37)
   3.10%, 12/03/07                                  100,025,833      100,000,000
Citigroup Global Markets Inc.,
   Agreement dated 11/30/07, maturing
   value $250,062,500 (collateralized
   by U.S. Government obligations
   valued at $255,000,225;
   3.38%-4.25%, 11/30/12-08/15/15)
   3.00%, 12/03/07                                  250,062,500      250,000,000
Credit Suisse Securities (USA) LLC,
   Agreement dated 11/30/07, maturing
   value $150,040,625 (collateralized
   by U.S. Government obligations
   valued at $153,001,488;
   5.25%-8.88%, 02/15/19-11/15/28)
   3.25%, 12/03/07                                  150,040,625      150,000,000

Treasury Portfolio

                                                   REPURCHASE
                                                     AMOUNT             VALUE
                                                  -------------   ---------------
Credit Suisse Securities (USA) LLC,
   Agreement dated 11/30/07, maturing
   value $400,103,333 (collateralized
   by U.S. Government obligations
   valued at $408,000,826; 0%,
   05/15/18-02/15/31)
   3.10%, 12/03/07                                $ 400,103,333   $   400,000,000
Deutsche Bank Securities Inc.,
   Agreement dated 11/30/07, aggregate
   maturing value $750,203,125
   (collateralized by U.S. Government
   obligations valued at $765,000,643;
   0%-8.13%, 02/15/08-08/15/19)
   3.25%, 12/03/07                                  750,203,125      750,000,000
Fortis Securities LLC, Agreement dated
   11/30/07, aggregate maturing value
   $1,000,258,333 (collateralized by
   U.S. Government obligations valued
   at $1,020,000,290; 0%-8.00%,
   12/06/07-02/15/37)
   3.10%, 12/03/07                                1,000,258,333     1,000,000,000
Goldman, Sachs & Co., Agreement dated
   11/30/07, aggregate maturing value
   $300,072,500 (collateralized by
   U.S. Government obligations valued
   at $306,000,747; 4.13%-8.13%,
   07/31/09-08/15/19)
   2.90%, 12/03/07                                  300,072,500       300,000,000
Greenwich Capital Markets, Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $700,180,833
   (collateralized by U.S. Government
   obligations valued at $714,000,214;
   3.50%-8.88%, 02/15/09-11/15/27)
   3.10%, 12/03/07                                  636,185,409       636,021,104
JPMorgan Securities Inc., Agreement
   dated 11/30/07, maturing value
   $150,041,250 (collateralized by
   U.S. Government obligations valued
   at $153,001,907; 4.25%-6.88%,
   09/30/12-08/15/25)
   3.30%, 12/03/07                                  150,041,250       150,000,000
JPMorgan Securities Inc., Agreement
   dated 11/30/07, maturing value
   $50,013,750 (collateralized by U.S.
   Government obligations valued at
   $51,005,520; 4.25%-8.75%,
   09/30/12-05/15/17)
   3.30%, 12/03/07                                   50,013,750        50,000,000
JPMorgan Securities Inc., Agreement
   dated 11/30/07, maturing value
   $500,133,333 (collateralized by
   U.S. Government obligations valued
   at $510,003,515; 4.13%-12.00%,
   05/15/09-02/15/31)
   3.20%, 12/03/07                                  500,133,333       500,000,000

                                                   REPURCHASE
                                                     AMOUNT             VALUE
                                                  -------------   ---------------
Lehman Brothers Inc., Agreement dated
   11/30/07, maturing value
   $250,052,083 (collateralized by
   U.S. Government obligations valued
   at $255,005,030; 4.25%, 08/15/15)
   2.50%, 12/03/07                                $ 250,052,083   $   250,000,000
Merrill Lynch Government Securities,
   Inc., Agreement dated 11/30/07,
   maturing value $500,125,000
   (collateralized by U.S. Government
   obligations valued at $510,004,651;
   3.63%-4.88%, 06/30/09-10/31/09)
   3.00%, 12/03/07                                  500,125,000       500,000,000
Societe Generale S.A., Agreement dated
   11/30/07, maturing value
   $1,000,258,333 (collateralized by
   U.S. Government obligations valued
   at $1,020,000,529; 0.88%-6.00%,
   04/15/10-08/15/28)
   3.10%, 12/03/07                                1,000,258,333     1,000,000,000
Societe Generale S.A., Agreement dated
   11/30/07, maturing value
   $15,004,063 (collateralized by U.S.
   Government obligations valued at
   $15,300,794; 8.00%, 11/15/21)
   3.25%, 12/03/07                                   15,004,063        15,000,000
UBS Securities LLC, Agreement dated
   11/30/07, maturing value
   $500,133,333 (collateralized by
   U.S. Government obligations valued
   at $510,000,173; 6.00%-7.63%,
   11/15/22-08/15/27)
   3.20%, 12/03/07                                  500,133,333       500,000,000
                                                                  ---------------
     Total Repurchase Agreements
        (Cost $9,601,021,104)                                       9,601,021,104
                                                                  ---------------
TOTAL INVESTMENTS(c)-100.27%
   (Cost $12,025,097,750)                                          12,025,097,750
                                                                  ---------------
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (32,130,442)
                                                                  ---------------
NET ASSETS-100.00%                                                $11,992,967,308
                                                                  ---------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Principal amount equals value at period end. See Note 1E.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Government & Agency Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
U.S. GOVERNMENT AGENCY SECURITIES-28.90%
FEDERAL FARM CREDIT BANK (FFCB)-2.51%
Floating Rate Bonds,
   4.57%(a)                             05/02/08   $     30,000   $   29,997,516
   4.54%(a)                             03/17/09         75,000       75,000,000
                                                                  --------------
                                                                     104,997,516
                                                                  --------------
FEDERAL HOME LOAN BANK (FHLB)-16.99%
Unsec. Bonds,
   4.55%                                11/05/08         50,000       50,000,000
   4.65%                                11/21/08         55,000       55,000,000
   4.57%                                11/28/08         75,000       75,000,000
Unsec. Disc. Notes,
   4.83%(b)                             01/23/08         65,660       65,192,619
   4.29%(b)                             02/27/08         70,000       69,265,933
   4.16%(b)                             05/14/08         46,433       45,546,613
   4.16%(b)                             05/28/08         20,500       20,076,479
Unsec. Floating Rate Bonds,
   5.03%(a)                             03/26/09        100,000      100,000,000
Unsec. Floating Rate Global
   Bonds,
   4.78%(a)                             08/15/08         80,000       80,036,026
   4.84%(a)                             08/21/08        100,000      100,059,819
   5.54%(a)                             09/17/08         50,000       49,982,395
                                                                  --------------
                                                                     710,159,884
                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.18%
Freddie Mac, Class A -Series
   M006, Taxable
   Multi-Family VRD Ctfs.,
   4.82%(a)(b)                          10/15/45         21,049       21,048,928
Unsec. Disc. Notes,
   5.03%(c)                             12/21/07         30,000       29,916,167
   5.04%(c)                             12/31/07         49,310       49,102,980
   4.28%(c)                             02/28/08         50,000       49,470,944
   4.18%(c)                             04/25/08         50,000       49,152,389
Unsec. Floating Rate                    03/26/08         18,000       17,998,824
   Medium-Term Global
   Notes,  4.64%(a)                                                  216,690,232
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-4.22%(C)
Unsec. Disc. Notes,
   5.09%                                02/13/08         50,000       49,477,272
   4.99%                                04/25/08         30,000       29,393,491

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)
   5.00%                                05/12/08   $     30,000   $   29,320,833
   5.01%                                05/12/08         20,000       19,546,317
   5.01%                                06/06/08         25,000       24,345,917
Unsec. Global Notes, 5.50%              01/15/08         24,230       24,256,785
                                                                  --------------
                                                                     176,340,615
                                                                  --------------
   Total U.S. Government Agency Securities
   (Cost $1,208,188,247)                                           1,208,188,247
                                                                  --------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-28.90%
   (Cost $1,208,188,247)                                           1,208,188,247
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS-71.32%(D)
ABN AMRO Bank N.V., Joint agreement
   dated 11/30/07, aggregate maturing
   value $250,094,792 (collateralized
   by U.S. Government obligations
   valued at $255,000,732;
   3.75%-7.13%, 12/03/07-02/15/30)
   4.55%, 12/03/07                                  195,073,938      195,000,000
Banc of America Securities LLC, Joint
   agreement dated 11/30/07, aggregate
   maturing value $300,113,750
   (collateralized by U.S. Government
   obligations valued at $306,000,044;
   0%-5.25%, 05/02/08-09/15/16)
   4.55%, 12/03/07                                  195,073,938      195,000,000
Barclays Capital Inc., Joint agreement
   dated 11/30/07, aggregate maturing
   value $222,090,401 (collateralized
   by U.S. Government obligations
   valued at $226,446,665;
   5.94%-5.95%, 08/03/17-08/10/17)
   4.54%, 12/03/07                                  200,075,667      200,000,000
BNP Paribas Securities Corp., Joint
   agreement dated 11/30/07, aggregate
   maturing value $250,094,792
   (collateralized by U.S. Government
   obligations valued at $255,000,621;
   4.50%-5.93%, 11/20/09-06/05/17)
   4.55%, 12/03/07                                  195,073,938      195,000,000

Government & Agency Portfolio

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Citigroup Global Markets Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $250,094,792
   (collateralized by U.S. Government
   obligations valued at $255,000,802;
   0%-4.75%, 12/13/07-02/15/16)
   4.55%, 12/03/07                                 $195,073,938   $  195,000,000
Credit Suisse Securities (USA) LLC,
   Joint agreement dated 11/30/07,
   aggregate maturing value
   $250,094,792 (collateralized by
   U.S. Government obligations valued
   at $258,202,836; 0%-5.75%,
   07/14/08-03/07/22)
   4.55%, 12/03/07                                  195,073,938      195,000,000
Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $500,189,583
   (collateralized by U.S. Government
   obligations valued at $510,000,465;
   3.88%-6.00%, 02/13/08-05/14/18)
   4.55%, 12/03/07                                  465,176,313      465,000,000
Fortis Securities LLC, Joint agreement
   dated 11/30/07, aggregate maturing
   value $275,104,271 (collateralized
   by U.S. Government obligations
   valued at $280,501,156;
   4.30%-5.75%, 12/05/07-03/02/12)
   4.55%, 12/03/07                                  269,101,996      269,000,000
Goldman, Sachs & Co., Joint agreement
   dated 11/30/07, aggregate maturing
   value $100,037,667 (collateralized
   by U.S. Government obligations
   valued at $102,000,510; 5.25%,
   02/15/29)
   4.52%, 12/03/07                                   94,035,407       94,000,000
RBC Capital Markets Corp., Joint
   agreement dated 11/30/07, aggregate
   maturing value $550,208,542
   (collateralized by U.S. Government
   obligations valued at $561,000,612;
   0%-6.50%, 12/03/07-06/25/27)
   4.55%, 12/03/07                                  338,820,745      338,692,324
Societe Generale S.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $150,056,875 (collateralized
   by U.S. Government obligations
   valued at $153,000,103; 0%-6.00%,
   02/01/08-10/15/23)
   4.55%, 12/03/07                                  144,054,600      144,000,000
UBS Securities LLC, Joint agreement
   dated 11/30/07, aggregate maturing
   value $300,113,250 (collateralized
   by U.S. Government obligations
   valued at $306,002,184; 0%-9.38%,
   01/15/08-04/15/30)
   4.53%, 12/03/07                                  195,073,613      195,000,000

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Wachovia Bank, N.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $500,189,167 (collateralized
   by U.S. Government obligations
   valued at $510,004,958; 0%-6.01%,
   12/17/07-12/26/36)
   4.54%, 12/03/07                                 $300,113,500   $  300,000,000
                                                                  --------------
     Total Repurchase Agreements
        (Cost $2,980,692,324)                                      2,980,692,324
                                                                  --------------
TOTAL INVESTMENTS-100.22%
   (Cost $4,188,880,571)(e)                                        4,188,880,571
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.22)%                                 (9,288,719)
                                                                  --------------
NET ASSETS-100.00%                                                $4,179,591,852
                                                                  --------------

Investment Abbreviations:

Ctfs. -- Certificates

Disc. -- Discounted

Unsec. -- Unsecured

VRD  -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)  Principal amount equals value at period end. See Note 1E.

(e)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
U.S. GOVERNMENT AGENCY SECURITIES-100.24%
FEDERAL FARM CREDIT BANK (FFCB)-14.88%
Disc. Notes, 4.32% (a)                  12/05/07   $     27,625   $   27,611,740
Floating Rate Bonds, (b)
   4.57%                                05/02/08         20,000       19,998,344
   4.66%                                10/27/08         35,000       34,999,812
   4.54%                                03/17/09         40,000       40,000,000
                                                                  --------------
                                                                     122,609,896
                                                                  --------------
FEDERAL HOME LOAN BANK (FHLB)-85.36%
Unsec. Bonds,
   4.55%                                11/05/08         10,000       10,000,000
   4.57%                                11/28/08         10,000       10,000,000
Unsec. Disc. Notes, (a)
   3.80% (c)                            12/03/07        310,800      310,734,387
   4.36%                                01/04/08         50,000       49,794,111
   4.35%                                01/09/08         25,000       24,882,188
   4.79%                                01/11/08         12,038       11,972,329
   4.37%                                01/16/08         15,000       14,916,242
   4.84%                                01/16/08         25,000       24,845,229
   4.83%                                01/23/08         25,000       24,822,045
   5.05%                                02/06/08         15,000       14,859,021
   4.34%                                02/15/08         45,459       45,042,495
   4.61%                                03/05/08          6,193        6,117,660
   4.19%                                04/30/08         16,000       15,718,804
   4.16%                                05/14/08         15,000       14,713,656
Unsec. Floating Rate Bonds, (b)
   3.46%                                02/07/08         20,000       20,000,000
   4.65%                                11/20/08         50,000       50,000,000
Unsec. Floating Rate Global
   Bonds, (b)
   4.50%                                03/14/08         15,000       14,998,481
   4.78%                                08/15/08         20,000       20,009,007
   4.84%                                08/21/08         10,000       10,005,982
   5.54%                                09/17/08         10,000        9,996,479
                                                                  --------------
                                                                     703,428,116
                                                                  --------------
TOTAL INVESTMENTS-100.24%
   (Cost $826,038,012) (d)                                           826,038,012
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.24)%                                 (1,986,899)
                                                                  --------------
NET ASSETS-100.00%                                                $  824,051,113
                                                                  --------------

Investment Abbreviations:

Disc. -- Discounted

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d)  Also represents cost for federal income tax purposes.

Short-Term Investments Trust

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private

Short-Term Investments Trust
     accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.